Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible assets
Intangible assets

C5  Intangible assets

C5(a)  Goodwill

	Attributable to:
	Shareholders	With-profits	2017	2016

			£m	£m
Cost
At beginning of year	1,475	153	1,628	1,648
Disposals/reclassifications to held for sale	(16)	(139)	(155)	(56)
Additional consideration paid on previously acquired business	—	9	9	7
Exchange differences	(1)	1	—	29

Net book amount at end of year	1,458	24	1,482	1,628

Goodwill comprises:

	2017	2016

	£m	£m
M&G	1,153	1,153
Other—attributable to shareholders	305	322

Goodwill—attributable to shareholders	1,458	1,475
Venture fund investments—attributable to with-profits funds	24	153

	1,482	1,628

Other goodwill attributable to shareholders represents amounts allocated to entities in Asia and until August 2017 the US operations. These goodwill amounts are not individually material.

Impairment testing

Goodwill does not generate cash flows independently of other groups of assets and thus is assigned to cash-generating units for the purposes of impairment testing. These cash-generating units are based upon how management monitors the business and represent the lowest level to which goodwill can be allocated on a reasonable basis.

Assessment of whether goodwill may be impaired

Goodwill is tested for impairment by comparing the cash-generating units' carrying amount, including any goodwill, with its recoverable amount.

With the exception of M&G, the goodwill attributable to shareholders mainly relates to acquired life businesses. The Company routinely compares the aggregate of net asset value and acquired goodwill on an IFRS basis of acquired life business with the value of the current in-force business as determined using the EEV methodology. Any excess of IFRS over EEV carrying value is then compared with EEV basis value of current and projected future new business to determine whether there is any indication that the goodwill in the IFRS statement of financial position may be impaired.

Goodwill for venture fund investments is tested for impairment by comparing the business's carrying value, including goodwill to its recoverable amount (fair value less costs to sell).

M&G

The recoverable amount for the M&G business (which is now part of the UK and Europe operating segment) has been determined by calculating the value in use of M&G Group Limited and its subsidiaries (considered to be a cash-generating unit during 2017). This has been calculated by aggregating the present value of future cash flows expected to be derived from the M&G business.

The discounted cash flow valuation has been based on a three-year plan prepared by M&G, and approved by management, and cash flow projections for later years.

The value in use is particularly sensitive to a number of key assumptions as follows:

i

The set of economic, market and business assumptions used to derive the three-year plan. The direct and secondary effects of recent developments, such as changes in global equity markets and trends in fund flows, are considered by management in arriving at the expectations for the final projections for the plan;

ii

The assumed growth rate on forecast cash flows beyond the terminal year of the plan after considering expected future and past growth rates. A growth rate of 1.7 per cent (2016: 2.0 per cent) has been used to extrapolate beyond the plan period;

iii

The risk discount rate. Differing discount rates have been applied in accordance with the nature of the individual component businesses. For the most material component retail and institutional business, a risk discount rate of 12 per cent (2016: 12 per cent) has been applied to post-tax cash flows. The pre-tax risk discount rate was 15 per cent (2016: 16 per cent); and

iv

That asset management contracts continue on similar terms. Management believes that any reasonable change in the key assumptions would not cause the recoverable amount of M&G to fall below its carrying amount.

C5(b)  Deferred acquisition costs and other intangible assets

	2017	2016

	£m	£m
Deferred acquisition costs and other intangible assets attributable to shareholder	10,866	10,755
Deferred acquisition costs and other intangible assets attributable to with-profits funds	145	52

Total of deferred acquisition costs and other intangible assets	11,011	10,807

The deferred acquisition costs and other intangible assets attributable to shareholders comprise:

	2017	2016

	£m	£m
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	9,170	9,114
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	63	64

	9,233	9,178

Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	36	43
Distribution rights and other intangibles	1,597	1,534

	1,633	1,577

Total of deferred acquisition costs and other intangible assets	10,866	10,755

	2017						2016
	Deferred acquisition costs
	Asia insurance	US insurance	UK and Europe insurance	All asset management	PVIF and other intangibles1	Total	Total

	£m	£m	£m	£m	£m	£m	£m
Balance at 1 January	788	8,303	79	8	1,577	10,755	8,422
Additions	331	663	14	3	229	1,240	1,179
Amortisation to the income statement:2

Operating profit	(133)	(403)	(10)	(5)	(158)	(709)	(686)
Non-operating profit	—	462	—	—	(7)	455	557

	(133)	59	(10)	(5)	(165)	(254)	(129)
Disposals and transfers	—	—	—	—	—	—	(268)
Exchange differences and other movements	(40)	(752)	1	—	(8)	(799)	1,475
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income1	—	(76)	—	—	—	(76)	76

Balance at 31 December	946	8,197	84	6	1,633	10,866	10,755

1

PVIF and other intangibles includes amounts in relation to software rights with additions of £38 million, amortisation of £32 million, foreign exchange losses of £5 million and a balance at 31 December 2017 of £67 million.

2

Under the Group's application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation's products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (2016 and 2015: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group's supplementary analysis of profit and other comprehensive income by reference to the underlying items (see note C7.3(iv)).

Note

PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential's insurance products for a fixed period of time.

US insurance operations

The DAC amount in respect of US insurance operations comprises amounts in respect of:

	2017	2016

	£m	£m
Variable annuity business	8,208	7,844
Other business	278	696
Cumulative shadow DAC (for unrealised gains booked in other comprehensive income)*	(289)	(237)

Total DAC for US operations	8,197	8,303

*

Consequent upon the positive unrealised valuation movement in 2017 of £617 million (2016: negative unrealised valuation movement of £28 million), there is a loss of £76 million (2016: a gain of £76 million) for altered shadow DAC amortisation booked within other comprehensive income. These adjustments reflect movement from period to period, in the changes to the pattern of reported gross profits that would have occurred if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 31 December 2017, the cumulative shadow DAC balance as shown in the table above was negative £289 million (2016: negative £237 million).

Sensitivity of amortisation charge

The amortisation charge to the income statement is reflected in both operating profit and short-term fluctuations in investment returns. The amortisation charge to the operating profit in a reporting period comprises:

(i)	A core amount that reflects a relatively stable proportion of underlying premiums or profit; and
(ii)	An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor feature of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In 2017, the DAC amortisation charge for operating profit was determined after including a credit for decelerated amortisation of £86 million (2016: credit for decelerated amortisation of £93 million; 2015: charge for accelerated amortisation of £2 million). The 2017 amount primarily reflects the impact of the positive separate account performance, which is higher than the assumed level for the year.

The application of the mean reversion formula, (described in note A3.1) has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. In 2018, it would take approximate movements in separate account values of more than either negative 32 per cent or positive 37 per cent for the mean reversion assumption to move outside the corridor.

Deferred acquisition costs and other intangible assets attributable to with-profits funds

Other intangible assets in the Group consolidated statement of financial position attributable to with-profits funds consist of:

	2017	2016

	£m	£m
Deferred acquisition costs related to insurance contracts attributable to the PAC with-profits fund	—	2
Computer software and other intangibles attributable to with-profits funds	145	50

	145	52

(i)    Deferred acquisition costs related to insurance and investment contracts

The movements in deferred acquisition costs relating to insurance and investment contracts are as follows:

	2017		2016
	Insurance contracts	Investment management note	Insurance contracts	Investment management note

	£m	£m	£m	£m
DAC at 1 January	9,114	64	6,948	74
Additions	1,000	11	954	3
Amortisation	(77)	(12)	(21)	(13)
Exchange differences	(791)	—	1,408	—
Disposals and transfers	—	—	(251)	—
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	(76)	—	76	—

DAC at 31 December	9,170	63	9,114	64

Note

All of the additions are through internal development. The carrying amount of the balance comprises the following gross and accumulated amortisation amounts:

	2017	2016

	£m	£m
Gross amount	156	145
Accumulated amortisation	(93)	(81)

Net book amount	63	64

(ii)    Present value of acquired in-force (PVIF) and other intangibles attributable to shareholders

	2017 Other intangibles				2016 Other intangibles
	PVIF note (i)	Distribution rights note (ii)	Other intangibles (including software) note (iii)	Total	PVIF note (i)	Distribution rights note (ii)	Other intangibles (including software) note (iii)	Total

	£m	£m	£m		£m		£m	£m
At 1 January
Cost	226	1,628	321	2,175	209	1,387	278	1,874
Accumulated amortisation	(183)	(196)	(219)	(598)	(164)	(129)	(181)	(474)

	43	1,432	102	1,577	45	1,258	97	1,400

Additions	—	173	56	229	—	172	50	222
Amortisation charge	(7)	(121)	(37)	(165)	(8)	(52)	(35)	(95)
Disposals and transfers	—	—	—	—	—	(3)	(14)	(17)
Exchange differences and other movements	—	(3)	(5)	(8)	6	57	4	67

At 31 December	36	1,481	116	1,633	43	1,432	102	1,577

Comprising:
Cost	227	1,793	363	2,383	226	1,628	321	2,175
Accumulated amortisation	(191)	(312)	(247)	(750)	(183)	(196)	(219)	(598)

	36	1,481	116	1,633	43	1,432	102	1,577

Notes

(i)

All of the PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised. Amortisation is charged over the period of provision of asset management services as those profits emerge.

(ii)

Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential's insurance products for a fixed period of time. The distribution rights amounts are amortised over the term of the distribution contracts.

(iii)	Software is amortised over its useful economic life, which generally represents the licence period of the software acquired.